INVESTMENTS IN ASSOCIATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2021
SLM California [Member]
Disclosure of associates [line items]
Disclosure of changes in carrying amount of associated entity [Table Text Block]
December 31, 2021
Opening Balance	$-
Capital Investment	43,007
Company's share of net income of associated entity	3,012
Currency translation adjustments	(1,473)
Distributions	(2,152)
Ending Balance	$42,394

Disclosure of summarized financial information for investment in associated entity [Table Text Block]
December 31, 2021
Royalty Revenue	$20,649
Net income and comprehensive income	14,010
The Company's ownership %	21.5%
Company's share of net income of associated entity	$3,012

December 31, 2021
Current assets	$6,308
Non-current assets	-
Total liabilities	(6,797)
Net assets (liabilities)	(489)
The Company's ownership %	21.5%
Acquisition fair value and other adjustments	42,499
Carrying amount of investment in associated entity	$42,394

Rawhide [Member]
Disclosure of associates [line items]
Disclosure of changes in carrying amount of associated entity [Table Text Block]
December 31, 2021
Opening Balance	$-
Capital Investment	9,544
Company's share of net loss of associated entity	(702)
Dilution gain	1,172
Impairment charge	(10,014)
Ending Balance	$-

Disclosure of summarized financial information for investment in associated entity [Table Text Block]
December 31, 2021
Revenue	$45,484
Net loss and comprehensive loss	(1,844)
The Company's ownership %	38.07%
Company's share of net loss of associated entity	$(702)

December 31, 2021
Current assets	$32,062
Non-current assets	33,553
Current liabilities	(21,199)
Non-current liabilities	(42,163)
Net assets (liabilities)	2,253
The Company's ownership %	38.07%
Acquisition fair value and other adjustments	(857)
Carrying amount of investment in associated entity	$-